Segments, Customers and Geographic Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Number of reportable segments | Segment	1
Revenues	$ 394,190,000	$ 347,179,000	$ 295,173,000
Israel [Member]
Concentration Risk [Line Items]
Revenues	$ 5,182	$ 4,151	$ 2,896
Sales Revenue Goods Net [Member] | Customers [Member] | United States [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	97.00%	94.00%	87.00%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customers [Member]
Concentration Risk [Line Items]
Percentage of total revenues	22.60%	28.90%	22.80%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer One [Member]
Concentration Risk [Line Items]
Percentage of total revenues	14.60%	18.10%	12.40%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer two [Member]
Concentration Risk [Line Items]
Percentage of total revenues	12.00%	8.50%	12.40%